Related-Party and Party-in-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends received	$ 882,454	$ 890,922
Shares purchased (in shares)	117,635.2
Shares sold (in shares)	144,738.14
Total investments, at fair value	$ 169,287,108	$ 148,008,681
Home BancShares, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares held (in shares)	1,093,188	1,120,278
Total investments, at fair value	$ 30,368,752	$ 31,704,224